Insurance	6 Months Ended
Apr. 30, 2024
Insurance [Abstract]
Insurance
NOTE 14: INSURANCE
INSURANCE SERVICE RESULT
Insurance revenue and expenses are presented

on the Interim Consolidated Statement

of Income under Insurance revenue and Insurance

service expenses,
respectively. Net income or expense from reinsurance is presented in other income (loss).
The following table presents components of the

insurance service result
presented on the Interim Consolidated Statement

of Income for the Bank which includes

the results of property and casualty insurance,

life and health insurance,
as well as reinsurance issued and held in

Canada and internationally.
Insurance Service Result
(millions of Canadian dollars) For the three months ended For the six months ended
April 30, 2024 April 30, 2023 April 30, 2024 April 30, 2023
Insurance revenue $ 1,665 $ 1,514 $ 3,341 $ 3,056
Insurance service expenses 1,248 1,118 2,614 2,282
Insurance service result before reinsurance

contracts held

417 396

727 774
Net income (expense) from reinsurance

contracts held
(31) (38) (19) (84)
Insurance service result $ 386 $ 358 $ 708 $ 690
For the three and six months ended April

30, 2024, the Bank recognized insurance

finance expenses of $
58

million and $
180

million, respectively (three and six
months ended April 30, 2023 – $ 59

million and $
184

million, respectively), from insurance and

reinsurance contracts in other income

(loss). The Bank’s investment
return on securities supporting insurance

contracts is comprised of interest income reported

in net interest income and fair value changes

reported in other income
(loss). Investment return on securities supporting

insurance contracts was $
35

million and $
163

million, respectively, for the three and six months ended
April 30, 2024 (three and six months ended

April 30, 2023 – $
56

million and $
206

million, respectively).
INSURANCE CONTRACT LIABILITIES

Insurance contract liabilities are comprised

of amounts related to the LRC, LIC and

other insurance liabilities.

The following table presents LRC and LIC balances

for property and casualty insurance contracts.
Property and casualty insurance contract liabilities by

LRC and LIC
(millions of Canadian dollars) As at
April 30, 2024 April 30, 2023
Liability for Liability for Liability for Liability for
remaining coverage incurred claims Total remaining coverage incurred claims Total
Estimates Estimates
of the of the

present

present

Excluding value of Excluding value of
loss Loss future Risk loss Loss future Risk
component component cash flows adjustment component component cash flows adjustment
Balance at beginning of period
Insurance contract liabilities $ 630 $ 129 $ 4,740 $ 220 $ 5,719 $ 623 $ 113 $ 4,700 $ 208 $ 5,644
Balance at end of period
Insurance contract liabilities $ 630 $ 119 $ 4,723 $ 220 $ 5,692 $ 551 $ 130 $ 4,608 $ 206 $ 5,495
For property and casualty contracts,

during the three and six months ended April

30, 2024, the Bank recognized insurance

revenue of $
1,305

million and
$ 2,631

million, respectively (three and six months

ended April 30, 2023 – $
1,170

million and $
2,358

million, respectively), insurance service expenses

of
$ 1,033

million and $
2,204

million, respectively (three and six months ended

April 30, 2023 – $
925

million and $
1,903

million, respectively), and insurance finance
expenses of $ 77

million and $
198

million, respectively (three and six months ended

April 30, 2023 – $
79

million and $
200

million, respectively).
Other insurance liabilities were $ 132

million as at April 30, 2024 (October 31, 2023 –

$
127

million) and include life and health insurance

contract liabilities of
$ 112

million (October 31, 2023 – $
124

million).
RISK ADJUSTMENT FOR NON-FINANCIAL

RISK AND DISCOUNTING
The risk adjustment reflects an amount that

an insurer would rationally pay to remove

the uncertainty that future cash flows

will exceed the expected value amount.
The Bank has estimated the risk adjustment

for its property and casualty operations’

LIC using statistical techniques in accordance

with Canadian accepted
actuarial principles to develop potential future observations and a confidence level of 90th percentile.
Insurance contract liabilities are calculated

by discounting expected future cash flows.

The interest rates used to discount the Bank’s

insurance balances over a
duration of 1

to
10 years

range from
5.3 % to 4.9 % as at April 30, 2024 (October 31, 2023 – 5.7 % to 5.5%).